Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Unallocated:
Cash and cash equivalents	$ 161,008	$ 126,146	$ 268,395	$ 102,481
Advances to affiliates	9,245	9,739
Total assets	4,619,657	4,315,474
Operating Segments | Liquefied Gas Segment
Unallocated:
Total assets	4,307,812	3,957,088
Operating Segments | Conventional Tanker Segment
Unallocated:
Total assets	115,168	193,553
Unallocated
Unallocated:
Cash and cash equivalents	161,008	126,146
Accounts receivable and prepaid expenses	26,424	28,948
Advances to affiliates	$ 9,245	$ 9,739